Investor Report
Mercedes-Benz Auto Lease Trust 2013-A
Collection Period Ended

Amounts in USD
31-Mar-2015
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
24
15-Apr-2015
Payment Date
31-Mar-2015
1-Mar-2015
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
13-Apr-2015
Record Date
14-Apr-2015
30
30
15-Apr-2015
16-Mar-2015
15-Apr-2015
15-Mar-2015
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
Class A-1 Notes
0.000000
478,850,000.00
0.000000
0.00
0.00
0.00
Class A-2 Notes
0.000000
796,000,000.00
0.000000
0.00
83,160,185.38
0.00
Class A-3 Notes
140.949467
590,000,000.00
0.000000
83,160,185.38
154,350,000.00
148,152,086.07
Class A-4 Notes
40.154933
154,350,000.00
0.959845
6,197,913.93
237,510,185.38
Total Note Balance
2,019,200,000.00
148,152,086.07
89,358,099.31
Overcollateralization
449,909,836.24
449,909,836.24
Total Securitization Value
2,399,519,126.59
380,319,126.59
present value of lease payments
present value of Base Residual Value
687,420,021.62
598,061,922.31
509,106,697.36
1,518,755,204.64
880,763,921.95
103,403,182.99
88,955,224.95
584,016,838.63
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
449,909,836.24
18.75%
380,319,126.59
15.85%
449,909,836.24
18.75%
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.270000%
0.000000
0.00
0.000000
0.00
Class A-2 Notes
0.490000%
0.000000
0.00
0.000000
0.00
Class A-3 Notes
0.590000%
0.069300
83,201,072.47
141.018767
40,887.09
Class A-4 Notes
0.720000%
0.600000
6,290,523.93
40.754933
92,610.00
$89,491,596.40
Total
133,497.09

Investor Report
Mercedes-Benz Auto Lease Trust 2013-A
Collection Period Ended

Amounts in USD
31-Mar-2015
Lease Payments Received
Net Sales Proceeds-early terminations (including Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Subtotal
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
15,843,569.55
641,502.74
93,478,429.89
0.00
0.00
40,133.02
93,479,195.64
0.00
93,479,195.64
765.75
33,643,101.62
43,991,758.72
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
572,850.02
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distribution Amount
133,497.09
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distribution Amount
(7) Additional Servicing Fee and Transition Costs
0.00
89,358,099.31
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
3,414,749.22
Total Distribution
93,479,195.64
Distributions
Available Funds
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
572,850.02
572,850.02
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
133,497.09
133,497.09
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
40,887.09
0.00
40,887.09
thereof on Class A-4 Notes
92,610.00
0.00
92,610.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
133,497.09
133,497.09
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
89,358,099.31
0.00
89,358,099.31
Principal Distribution Amount
89,358,099.31
89,358,099.31
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2013-A
Collection Period Ended

Amounts in USD
31-Mar-2015
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
11,997,595.63
0.00
0.00
11,997,595.63
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
663.84
101.91
101.91
101.91
765.75
11,997,595.63
Notice to Investors
Mercedes-Benz Financial Services USA LLC, as Servicer, has elected to excercise its option under Section 5.01 of the 2013-A Servicing Supplement to purchase the 2013-A Exchange
Note on April 15, 2015 (the "Redemption Date") and has deposited $148,152,086.07 into the 2013- A Exchange Note Collection Account to redeem the balance of the Class A-4 Notes.
Therefore, pursuant to Section 10.01 of the Indenture, the Notes will be redeemed on the Redemption Date.

Investor Report
Mercedes-Benz Auto Lease Trust 2013-A
Collection Period Ended

Amounts in USD
31-Mar-2015
Pool Statistics
Securitization Value end of Collection Period
687,420,021.62
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
24.92%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
57,098
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
598,061,922.31
7,589,563.36
0.00
39,741,366.93
30,436,555.52
11,590,613.50
2,399,519,126.59
21,423
18,782
90.22%
1,721,197,534.44
530,712,641.52
6.34%
6.34%
8.67
31.96
Cumulative Turn-in Ratio
Aggregate Base Residual Value
9.42
25.13
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.46%
49.82%

Investor Report
Mercedes-Benz Auto Lease Trust 2013-A
Collection Period Ended

Amounts in USD
31-Mar-2015
Delinquency Profile *
0.05%
286,878.68
91-120 Days Delinquent
18,698
50
26
1,728,849.87
595,118,823.10
927,370.66
100.00%
18,782
598,061,922.31
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.51%
Current
0.16%
0.29%
31-60 Days Delinquent
61-90 Days Delinquent
8
Credit Loss
Securitization Value of Defaulted Leases BOP
Current
Less Liquidation Proceeds
Less Recoveries
Current Net Credit Loss / (Gain)
Cumulative Net Credit Loss / (Gain)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.050%
Residual Loss
Less sales proceeds and other payments received during
Collection Period
Current Residual Loss / (Gain)
Securitization Value of Liquidated Leases BOP
Cumulative Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(477,718.26)
1,207,897.92
636,490.94
(0.359%)
(8,614,267.92)
77,130,994.87
(288,360.72)
77,419,355.59
Current
506,630.73
607,578.47